Document And Entity Information	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	Rapport Therapeutics, Inc.
Entity Central Index Key	0002012593
Entity Emerging Growth Company	true
Entity File Number	001-42121
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0724208
Entity Address, Address Line One	1325 Boylston Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	857
Local Phone Number	321-8020
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RAPP
Security Exchange Name	NASDAQ